General Information and Reorganization Transactions (Details)								1 Months Ended		6 Months Ended
		Jun. 24, 2025 $ / shares shares	Jun. 24, 2025 € / shares shares	Jun. 17, 2025 EUR (€)	Dec. 09, 2024	Jul. 13, 2022 $ / shares € / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 € / shares shares	May 21, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 30, 2024 shares	Jun. 24, 2024 shares	Jul. 14, 2022 shares	Jul. 11, 2022 shares
General Information and Reorganization Transactions [Line Items]
Ordinary share, per share (in Euro per share) | € / shares												€ 1
Ordinary shares issued																		1
Authorized share capital per share (in Euro per share) | € / shares						€ 1
Divided (in Dollars) | €	[1]									€ 2,079,225
Price per share (in Dollars per share) | $ / shares											$ 6.75
Ordinary shares						1	1
Nominal value of per share | € / shares						€ 1
Ordinary shares issued															5,000
Precentage of acquisition									90.00%
Agreed to pay (in Euro) | €								€ 840,000	€ 742,000
Ownership percentage								51.00%	90.00%
Percentage acquisition of majority ownership								51.00%
Sale price (in Euro) | €				€ 1						€ 1
Payments amount (in Dollars) | $											$ 175,000
Percentage of issued share capital					52.00%
Percentage of outstanding share capital					52.00%
Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Divided (in Dollars) | $							$ 1,750,000
Number of shares authorised	[2]										5,000,000	5,000,000		5,000,000
Price per share (in Dollars per share) | $ / shares	[2]										$ 0.05			$ 0.05
Nominal value of per share | € / shares			€ 0.005
Ordinary shares issued	[2]										633,800	633,800		633,800
Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares issued																	100,000
Ordinary Share [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share | $ / shares		$ 0.05
Series A Preferred Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised	[2]										10,000,000	10,000,000		10,000,000
Price per share (in Dollars per share) | $ / shares	[2]										$ 0.005			$ 0.005
Ordinary shares issued	[2]										731,400	731,400		545,000
Series B Preferred Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised	[2]										2,500,000	2,500,000		2,500,000
Price per share (in Dollars per share) | $ / shares	[2]										$ 0.005			$ 0.005
Ordinary shares issued	[2]										41,391	41,391		0
Brera Holdings PLC [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares issued		5,000,000	5,000,000
Brera Holdings PLC [Member] | Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised						50,000,000	50,000,000						5,000,000
Price per share (in Dollars per share) | $ / shares						€ 0.005	$ 0.005						$ 0.05
Ordinary shares issued		50,000,000	50,000,000														8,100,000
Brera Holdings PLC [Member] | Class B Ordinary shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised						250,000,000	250,000,000
Price per share (in Dollars per share) | $ / shares						€ 0.005	$ 0.005
Nominal value of per share | $ / shares		$ 0.005
Ordinary shares issued		250,000,000	250,000,000
Brera Holdings PLC [Member] | Ordinary Share [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share | $ / shares		$ 0.05
Ordinary shares issued		25,000,000	25,000,000
Brera Holdings PLC [Member] | Series A Preferred Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised																10,000,000
Brera Holdings PLC [Member] | Series B Preferred Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised																2,500,000
Step One [Member]
General Information and Reorganization Transactions [Line Items]
Ownership percentage					22.00%
Step Two [Member]
General Information and Reorganization Transactions [Line Items]
Ownership percentage					35.00%
Step Three [Member]
General Information and Reorganization Transactions [Line Items]
Ownership percentage					38.00%
Step Four [Member]
General Information and Reorganization Transactions [Line Items]
Ownership percentage					52.00%
Preference shares [member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised						50,000,000	50,000,000
Price per share (in Dollars per share) | $ / shares						€ 0.005	$ 0.005

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.
[2]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.